Stock-Based Compensation and Benefit Plans (Details Narrative) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2014	Jan. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Apr. 30, 2014	Feb. 28, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 18, 2014	Dec. 31, 2012
Common stock, par value			$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.01
Share-based compensation expense							$ 3,704,682		$ 3,704,682
Number of stock options issued to purchase of shares							93,000		558,000
Stock option exercise prices range lower limit									$ 0.75
Stock option exercise prices range upper limit									$ 1.50
Fair value of options granted							$ 16,000		$ 100,000
Stock options granted							93,000	110,000	558,000	110,000	2,004,420	330,470
Options outstanding			2,704,587								2,704,587	827,543		614,042
Number of stock options shares issued			2,704,587								2,704,587
Compensation cost related to unvested options awards not yet recognized							$ 131,254		$ 131,254
Cost recognized over weighted average period									1 year 3 months 18 days
Stock option expected term							3 years	3 years		3 years		3 years
Number of options, exercised												(30,000)
Stock Options [Member]
Exercise price before modification						$ 4.00
Exercise price after modification						$ 9.00
Plan modification, aggregate excess of fair value of the modified award over the fair value of the original award						$ 236,000
Share-based compensation expense						119,000
Share-based compensation, costs not yet recognized			$ 178,934			$ 117,000					$ 178,934
Cost recognized over weighted average period											7 years 7 months 6 days
Number of options, exercised											0	0
Employee And Directors Stock Options [Member]
Exercise price before modification											$ 1.50
Plan modification, aggregate excess of fair value of the modified award over the fair value of the original award			42,000									$ 306,000
Share-based compensation expense			36,000
Share-based compensation, costs not yet recognized			$ 6,000								$ 6,000
Number of stock options issued to purchase of shares			455,000								2,004,420	330,470
Stock option exercise prices range lower limit			$ 1.50									$ 4.00
Stock option exercise prices range upper limit			4.00									$ 9.00
Fair value of options granted											$ 339,671
Employee And Directors Stock Options [Member] | Tranche One [Member]
Percentage of stock awards granted to vest on the grant date											50.00%
Stock options granted											337,750
Employee And Directors Stock Options [Member] | Tranche Two [Member]
Percentage of stock awards granted to vest on the grant date											50.00%
Stock options granted											1,665,670
First Anniversary Grant Date [Member]
Percentage of stock awards granted to vest on the grant date									50.00%		50.00%
Non-Employee Directors [Member]
Percentage of stock awards granted to vest on the grant date									50.00%		50.00%
Stock options expiration period									5 years
Minimum [Member]
Stock option expected term									2 years		2 years
Minimum [Member] | Employee And Directors Stock Options [Member]
Exercise price before modification			1.50
Maximum [Member]
Stock option expected term									3 years		3 years
Maximum [Member] | Employee And Directors Stock Options [Member]
Exercise price before modification			$ 4.00
Management [Member] | Employee And Directors Stock Options [Member]
Vesting percentage on grant date												100.00%
Number of stock options issued to purchase of shares												250,000
Directors, Certain Officers and Business Consultants [Member]
Options outstanding			1,750,000								1,750,000
Director [Member]
Percentage of stock awards granted to vest on the grant date		100.00%
Number of stock options shares issued for vested		40,000
Executive [Member]
Stock option term description					The Company determined the fair value of the options to be $93,089 using the Black-Scholes option pricing model and was expensed one-third on date of grant and the other two-thirds over the two year anniversary periods.
Stock option exercise prices range lower limit					$ 4.00
Fair value of options granted					$ 93,089
Number of stock options shares issued					110,000
2010 Equity Incentive Plan [Member]
Number of shares of common stock reserved for issuance			625,000				625,000		625,000		625,000
Number of common stock shares issued for covering the plan									100,000
Stock option term description									No person is eligible to receive grants of stock options and SARs under the plan with respect to more than 100,000 shares of common stock in any one year, in the aggregate. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company. Options under the 2014 EIP may provide for the holder of the option to make payment of the exercise price by surrender of shares equal in value to the exercise price. Options granted to employees generally vest over two to three years.
2010 Equity Incentive Plan [Member] | Board of Directors [Member]
Number of common stock shares issued for covering the plan	1,521,621
2010 Equity Incentive Plan [Member] | Employees [Member]
Number of stock options outstanding shares granted							129,250		129,250
2010 Equity Incentive Plan [Member] | Employees [Member] | Minimum [Member]
Stock option vest over period									2 years
2010 Equity Incentive Plan [Member] | Employees [Member] | Maximum [Member]
Stock option vest over period									3 years
2010 Equity Incentive Plan [Member] | Directors, Certain Officers and Business Consultants [Member]
Number of stock options outstanding shares granted							1,965,000		1,965,000
2010 Equity Incentive Plan [Member] | Executive Management and Directors Outside [Member]
Number of common stock shares issued for covering the plan									295,000
2014 Equity Incentive Plan [Member]
Number of common stock shares issued for covering the plan	1,524,327
Common stock, par value	$ 0.0001
Stock option term description											No person is eligible to receive grants of stock options and SARs under the plan that exceed, in the aggregate, 100,000 shares of common stock in any one year. The term of each stock option shall be determined by the board or committee, but shall not exceed ten years. Vested stock options may be exercised in whole or part by the holder giving notice to the Company.
Stock option plan expiration date											Feb. 12, 2020
Number of stock options outstanding shares granted							629,000		629,000
2014 Equity Incentive Plan [Member] | New Employees [Member]
Number of common stock shares issued for covering the plan									100,000		100,000
2014 Equity Incentive Plan [Member] | Employees [Member] | Minimum [Member]
Stock option vest over period											2 years
2014 Equity Incentive Plan [Member] | Employees [Member] | Maximum [Member]
Stock option vest over period											3 years
Equity Incentive Plan 2014 [Member] | Employee And Directors Stock Options [Member]
Options outstanding			698,420								698,420
Equity Incentive Plan2010 [Member] | Employee And Directors Stock Options [Member]
Options outstanding			255,167								255,167
Stock Purchase Plan 2014 Associate [Member]
Number of shares of common stock reserved for issuance			40,560	500,000							40,560
Percentage of stock awards granted to vest on the grant date				85.00%
2014 Associate Stock Purchase Plan [Member]
Number of stock options issued to purchase of shares									72,360
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares									10.00%
Common stock purchase price per shares under the plan							$ 0.4675		$ 0.4675
2014 Associate Stock Purchase Plan [Member] | Board of Directors [Member]
Number of shares of common stock reserved for issuance				500,000
Stock options expiration period				1 year
Percentage of purchase price of shares under the plan of lesser of fair value of common stock shares				85.00%